Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Accumulated other comprehensive income (loss)
Note 23: Accumulated other comprehensive income (loss)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2021				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(21,065)	(60)	72,779	(72,255)	(29,079)	(101,334)	(49,680)
Other comprehensive income (loss), net of taxes	152	151	(94,761)	15,855	3,366	19,221	(75,237)
Balance at end of year	(20,913)	91	(21,982)	(56,400)	(25,713)	(82,113)	(124,917)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2020				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(20,818)	(725)	11,808	(66,312)	(11,050)	(77,362)	(87,097)
Other comprehensive income (loss), net of taxes	(247)	665	60,971	(5,943)	(18,029)	(23,972)	37,417
Balance at end of year	(21,065)	(60)	72,779	(72,255)	(29,079)	(101,334)	(49,680)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2019				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(19,866)	(796)	(43,630)	(64,892)	(19,343)	(84,235)	(148,527)
Other comprehensive income (loss), net of taxes	(952)	71	55,438	(1,420)	8,293	6,873	61,430
Balance at end of year	(20,818)	(725)	11,808	(66,312)	(11,050)	(77,362)	(87,097)

Net Change of AOCI Components		Year ended
	Line item in the consolidated statements of operations, if any	December 31, 2021	December 31, 2020	December 31, 2019
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	(3,129)	9,991	16,200
Gains (losses) on net investment hedge	N/A	3,281	(10,238)	(17,152)
Net change		152	(247)	(952)

Held-to-maturity investment adjustments
Amortization of net gains (losses) to net income	Interest income on investments	151	665	71
Net change		151	665	71

Available-for-sale investment adjustments
Gross unrealized gains (losses)	N/A	(94,960)	62,191	57,062
Transfer of realized (gains) losses to net income	Net realized gains (losses) on AFS investments	239	(1,220)	(1,624)
Foreign currency translation adjustments of related balances	N/A	(40)	—	—
Net change		(94,761)	60,971	55,438

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	14,772	(8,363)	(3,472)
Net loss (gain) on settlement reclassified to net income	Net other gains (losses)	—	—	—
Prior service credit (cost) arising during the year	N/A	(399)	(47)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,766	2,412	2,407
Change in deferred taxes	N/A	(1,462)	456	149
Amortization of prior service (credit) cost	Non-service employee benefits expense	(25)	20	19
Foreign currency translation adjustments of related balances	N/A	203	(421)	(523)
Net change		15,855	(5,943)	(1,420)

Post-retirement healthcare plan
Net actuarial gain (loss)	N/A	1,163	(18,553)	10,014
Prior service cost	N/A	—	—	(2,369)
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	1,679	—	272
Amortization of prior service (credit) cost	Non-service employee benefits expense	524	524	376
Net change		3,366	(18,029)	8,293

Other comprehensive income (loss), net of taxes		(75,237)	37,417	61,430